DAVID JONES & ASSOC., P.C.
      Law Firm
395 Sawdust, # 2148 The Woodlands, TX 77380	(P & F) 866-862-1719

February 2, 2010

Securities and Exchange Commission                                                                                                           VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management, Mr. Vincent Distefano

Re:           Timothy Plan, File Nos. 811-08228 and 033-73248

Dear Mr. Distefano:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 35 (“PEA#35”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA # 35 is being filed to include final comments from the Staff as to the contents of the Prospectus and Statement of additional information previously filed with Registrant's PEA#34.

Registrant represents that this PEA#35 is filed solely for one or more of the purposes specified in Rule 485(b).

PEA # 35 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA #35 to me at the above address and phone number.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/  David D. Jones, Esq.
DAVID D. JONES, ESQ.